Income Tax and Social Contribution - Schedule of Estimates the Recovery of the Deferred Tax Assets (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
Income Tax and Social Contribution - Schedule of Estimates the Recovery of the Deferred Tax Assets (Details) [Line Items]
Recovery of deferred tax assets	R$ 3,738
Up to 1 year [Member]
Income Tax and Social Contribution - Schedule of Estimates the Recovery of the Deferred Tax Assets (Details) [Line Items]
Recovery of deferred tax assets	363
From 1 year to 2 years [Member]
Income Tax and Social Contribution - Schedule of Estimates the Recovery of the Deferred Tax Assets (Details) [Line Items]
Recovery of deferred tax assets	75
From 2 years to 3 years [Member]
Income Tax and Social Contribution - Schedule of Estimates the Recovery of the Deferred Tax Assets (Details) [Line Items]
Recovery of deferred tax assets	48
More than 5 years [Member]
Income Tax and Social Contribution - Schedule of Estimates the Recovery of the Deferred Tax Assets (Details) [Line Items]
Recovery of deferred tax assets	R$ 3,252